Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Balance at beginning of year, loans receivable, related parties	$ 1,543	$ 1,471
Loans and Leases Receivable, Related Parties, Additions	178	932
Loans and Leases Receivable, Related Parties, Collections	(386)	(860)
Balance at end of year, loans receivable, related parties	1,335	1,543
Related Party Deposit Liabilities	$ 1,200	$ 1,200